Note 31 - Loan Note Instruments (Details Textual) - USD ($) $ in Millions		1 Months Ended
	Feb. 02, 2023	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 23, 2017
Statement Line Items [Line Items]
Borrowings, interest rate					7.25%
Solar loan notes, February 2, 2023 [member]
Statement Line Items [Line Items]
Borrowings, interest rate	9.50%
Borrowings, term (Year)	3 years
Notional amount			$ 9.0	$ 7.0
Proceeds from current borrowings		$ 2.5